Fees Summary	Jun. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 11,641,000.00
Previously Paid Amount	0.00
Total Fee Amount	1,607.62
Total Offset Amount	0.00
Net Fee	1,607.62
Narrative - Max Aggregate Offering Price	$ 11,641,000.00
Final Prospectus	true